Fair Value Measurements - Fair Values of Financial Assets and Liabilities, Including Derivative Financial Instruments (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Available-for-sale investments, cost basis	$ 113	$ 78
Available-for-sale investments, fair value	$ 109	$ 81